Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,238,442.01

Principal:
Principal Collections	$20,490,251.64
Prepayments in Full	$11,672,090.94
Liquidation Proceeds	$491,279.93
Recoveries	$20,565.79
Sub Total	$32,674,188.30
Collections	$35,912,630.31

Purchase Amounts:
Purchase Amounts Related to Principal	$130,967.71
Purchase Amounts Related to Interest	$360.47
Sub Total	$131,328.18

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$36,043,958.49

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	10
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$36,043,958.49
Servicing Fee	$763,514.16	$763,514.16	$0.00	$0.00	$35,280,444.33
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,280,444.33
Interest - Class A-2 Notes	$84,928.85	$84,928.85	$0.00	$0.00	$35,195,515.48
Interest - Class A-3 Notes	$193,040.00	$193,040.00	$0.00	$0.00	$35,002,475.48
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$34,928,799.81
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,928,799.81
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$34,892,299.31
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,892,299.31
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$34,863,358.31
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,863,358.31
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$34,823,454.81
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,823,454.81
Regular Principal Payment	$31,496,058.09	$31,496,058.09	$0.00	$0.00	$3,327,396.72
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,327,396.72
Residuel Released to Depositor	$0.00	$3,327,396.72	$0.00	$0.00	$0.00
Total		$36,043,958.49

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$31,496,058.09
Total					$31,496,058.09
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$31,496,058.09	$72.44	$84,928.85	$0.20	$31,580,986.94	$72.64
Class A-3 Notes	$0.00	$0.00	$193,040.00	$0.48	$193,040.00	$0.48
Class A-4 Notes	$0.00	$0.00	$73,675.67	$0.63	$73,675.67	$0.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$31,496,058.09	$23.47	$456,989.52	$0.34	$31,953,047.61	$23.81

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$268,196,359.84	0.6168270	$236,700,301.75	0.5443889
Class A-3 Notes	$406,400,000.00	1.0000000	$406,400,000.00	1.0000000
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$883,006,359.84	0.6580711	$851,510,301.75	0.6345983

Pool Information
Weighted Average APR	4.315%	4.309%
Weighted Average Remaining Term	47.90	47.04
Number of Receivables Outstanding	45,214	44,191
Pool Balance	$916,216,991.68	$883,092,911.70
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$889,983,905.96	$857,990,986.67
Pool Factor	0.6771035	0.6526241

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$13,246,393.68
Yield Supplement Overcollateralization Amount	$25,101,925.03
Targeted Overcollateralization Amount	$31,582,609.95
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$31,582,609.95

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	10

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		136	$339,489.76
(Recoveries)		22	$20,565.79
Net Losses for Current Collection Period			$318,923.97
Cumulative Net Losses Last Collection Period			$1,708,005.21
Cumulative Net Losses for all Collection Periods			$2,026,929.18

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.42%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.06%	409	$9,321,742.48
61-90 Days Delinquent	0.13%	47	$1,186,339.98
91-120 Days Delinquent	0.03%	14	$284,575.55
Over 120 Days Delinquent	0.02%	11	$184,344.18
Total Delinquent Receivables	1.24%	481	$10,977,002.19

Repossession Inventory:
Repossessed in the Current Collection Period		21	$528,563.97
Total Repossessed Inventory		39	$915,173.29

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3677%
Preceding Collection Period			0.3967%
Current Collection Period			0.4254%
Three Month Average			0.3966%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1593%
Preceding Collection Period			0.1880%
Current Collection Period			0.1629%
Three Month Average			0.1701%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer